FINANCIAL RISK MANAGEMENT - Liquidity risk (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 ARS ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 ARS ($)	Dec. 31, 2018 ARS ($)
Operative working capital - negative
Trade receivables				$ 16,965	$ 26,790
Other receivables (not considering financial NDF)				4,427	6,652
Inventories				3,212	4,210
Current liabilities (not considering financial debt)				(50,701)	(51,384)
Operative working capital - negative				(26,097)	(13,732)
Over revenues	11.00%	5.30%
Variations in operative working capital - negative
Variation in trade receivables	$ (9,825)
Variation in other receivables	(2,225)
Variation in inventories	(998)
Variation in current liabilities (not considering financial debt)	683
Variation in operative working capital	(12,365)
Net current financial asset (debt)
Cash and cash equivalents		$ 178	$ 429	25,582	10,601
Financial NDF				163	1,154
Investments				429	2,109
Current financial debt				(35,280)	(30,835)
Net Current financial (liability) asset				(9,106)	(16,971)
Variations in net current financial asset (debt)
Variation in cash and cash equivalents	14,981
Variation in investments	(1,680)
Variation in Financial NDF	(991)
Variation in current financial debt	(4,445)
Variation in net Current financial (liability) asset	7,865
Negative operating working capital (current assets - current liabilities)				$ (35,203)	$ (30,703)
Variation in working capital	$ (4,500)
Liquidity rate	0.59	0.63
Variation in liquidity rate	(0.04)